Deferred tax - Schedule of deferred tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Deferred Tax [Abstract]
Beginning balance	$ (738)	$ (3,524)
Recognized in Profit or Loss	7,275	(2,739)
Recognized in Other Comprehensive Income	85	107
Others	(108)	(154)
Ending balances	$ (7,990)	$ (738)